Financial Assets at Fair Value through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018		Dec. 31, 2017
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		₩ 650,513
Book value		399,495		₩ 0
Fair value		399,495
Listed equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost		365,843
Book value		210,056		0
Fair value		₩ 210,056
Korea District Heating Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,264,068
Ownership		19.55%
Acquisition Cost		₩ 173,201
Book value		129,051
Fair value		₩ 129,051
Ssangyong Motor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38,568
Ownership		0.03%
Acquisition Cost		₩ 428
Book value		153
Fair value		₩ 153
Korea Line Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		18
Ownership		0.00%
Acquisition Cost		₩ 1
Book value		0
Fair value		₩ 0
Namkwang Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		121
Ownership		0.00%
Acquisition Cost		₩ 15
Book value		1
Fair value		₩ 1
Bumyang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35
Ownership		0.00%
Acquisition Cost		₩ 2
Book value		0
Fair value		₩ 0
ELCOMTEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		32,875
Ownership		0.04%
Acquisition Cost		₩ 217
Book value		61
Fair value		₩ 61
PAN ocean Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,492
Ownership		0.00%
Acquisition Cost		₩ 14
Book value		7
Fair value		₩ 7
Dongbu Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		955
Ownership		0.02%
Acquisition Cost		₩ 12
Book value		7
Fair value		₩ 7
KSP Co., Ltd. [Member]
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22,539
Ownership		0.08%
Acquisition Cost		₩ 24
Book value		32
Fair value		₩ 32
STX Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5,057
Ownership		0.13%
Acquisition Cost		₩ 191
Book value		29
Fair value		₩ 29
Codes Combine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		291
Ownership		0.00%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
PT Adaro Energy Tbk
Financial assets at fair value through other comprehensive income [Line Items]
Shares		480,000,000
Ownership		1.50%
Acquisition Cost		₩ 71,554
Book value		44,790
Fair value		₩ 44,790
Energy Fuels Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,711,814
Ownership		1.91%
Acquisition Cost		₩ 16,819
Book value		5,435
Fair value		₩ 5,435
Baralaba Coal Company Limited
Financial assets at fair value through other comprehensive income [Line Items]
Shares		99,763
Ownership		0.07%
Acquisition Cost		₩ 18,445
Book value		0
Fair value		₩ 0
Denison Mines Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58,284,000
Ownership		10.42%
Acquisition Cost		₩ 84,134
Book value		30,122
Fair value		₩ 30,122
Fission 3.0 [Member]
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[1]	75,000
Ownership	[1]	0.14%
Acquisition Cost	[1]	₩ 0
Book value	[1]	13
Fair value	[1]	₩ 13
Fission Uranium Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		800,000
Ownership		0.16%
Acquisition Cost		₩ 785
Book value		354
Fair value		354
Unlisted equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	[2]	284,670
Book value		189,439	[2]	₩ 0
Fair value	[2]	₩ 189,439
Intellectual Discovery, Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,000,000
Ownership		8.81%
Acquisition Cost		₩ 5,000
Book value		954
Fair value		₩ 954
Hwan Young Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10,916
Ownership		0.14%
Acquisition Cost		₩ 1,092
Book value		97
Fair value		₩ 97
SAMBO AUTO. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15,066
Ownership		0.02%
Acquisition Cost		₩ 38
Book value		38
Fair value		₩ 38
Mobo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		504
Ownership		0.00%
Acquisition Cost		₩ 14
Book value		14
Fair value		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		589
Ownership		0.07%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Sanbon Department Store
Financial assets at fair value through other comprehensive income [Line Items]
Shares		828
Ownership		0.01%
Acquisition Cost		₩ 124
Book value		3
Fair value		₩ 3
Miju Steel Mfg. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,097
Ownership		0.23%
Acquisition Cost		₩ 50
Book value		50
Fair value		₩ 50
Sungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[3]	117
Ownership	[3]	0.07%
Acquisition Cost	[3]	₩ 15
Book value	[3]	15
Fair value	[3]	₩ 15
Hana Civil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		23
Ownership		0.00%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
KC Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		839
Ownership		0.02%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
IMHWA Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		329
Ownership		0.11%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
DALIM Special Vehicle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		58
Ownership		0.08%
Acquisition Cost		₩ 10
Book value		10
Fair value		₩ 10
ASA JEONJU Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		34,846
Ownership		1.34%
Acquisition Cost		₩ 697
Book value		69
Fair value		₩ 69
Moonkyung Silica Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		42
Ownership		0.56%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Sungkwang Timber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9
Ownership		0.34%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Yongbo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61
Ownership		0.20%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
HJ Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		218
Ownership		0.07%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
KS Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12
Ownership		0.04%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Joongang Platec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,591
Ownership		0.75%
Acquisition Cost		₩ 72
Book value		35
Fair value		₩ 35
Pyungsan SI Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		434
Ownership		0.01%
Acquisition Cost		₩ 9
Book value		9
Fair value		₩ 9
Samgong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12
Ownership		0.01%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Joongang Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		540
Ownership		0.12%
Acquisition Cost		₩ 8
Book value		8
Fair value		₩ 8
AJS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,906
Ownership		0.23%
Acquisition Cost		₩ 32
Book value		32
Fair value		₩ 32
SHIN-E B&P Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		119
Ownership		0.13%
Acquisition Cost		₩ 10
Book value		0
Fair value		₩ 0
MSE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		429
Ownership		0.13%
Acquisition Cost		₩ 9
Book value		9
Fair value		₩ 9
Ilrim Nano Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,520
Ownership		0.07%
Acquisition Cost		₩ 15
Book value		15
Fair value		₩ 15
Youngjin Hi-Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,512
Ownership		0.25%
Acquisition Cost		₩ 126
Book value		21
Fair value		₩ 21
Buyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		270
Ownership		0.00%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Ilsuk Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		152
Ownership		0.17%
Acquisition Cost		₩ 10
Book value		10
Fair value		₩ 10
Dongyang Telecom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,760
Ownership		0.01%
Acquisition Cost		₩ 11
Book value		11
Fair value		₩ 11
Jongwon Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		31
Ownership		0.18%
Acquisition Cost		₩ 13
Book value		13
Fair value		₩ 13
Zyle Daewoo Motor Sales Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Daewoo Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Seyang Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		537
Ownership		0.05%
Acquisition Cost		₩ 27
Book value		27
Fair value		₩ 27
Seungri Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		93
Ownership		0.05%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Onggane Food Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5
Ownership		0.07%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Shin-E P&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,569
Ownership		0.64%
Acquisition Cost		₩ 111
Book value		3
Fair value		₩ 3
Ejung Ad Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		132
Ownership		0.09%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Solvus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,056
Ownership		0.04%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Myung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		89
Ownership		0.05%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Shinil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		887
Ownership		0.06%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Biwang Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		406
Ownership		0.04%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Huimun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		263
Ownership		0.26%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Young Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		89
Ownership		0.40%
Acquisition Cost		₩ 26
Book value		26
Fair value		₩ 26
Yuil Industrial Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		804
Ownership		0.32%
Acquisition Cost		₩ 15
Book value		15
Fair value		₩ 15
DN TEK Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12,401
Ownership		0.29%
Acquisition Cost		₩ 61
Book value		5
Fair value		₩ 5
Kwang Jin Structure Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,072
Ownership		0.60%
Acquisition Cost		₩ 31
Book value		31
Fair value		₩ 31
Woojin Industry Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3
Ownership		0.00%
Acquisition Cost		₩ 16
Book value		16
Fair value		₩ 16
Kwang Sung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		325
Ownership		0.35%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Futech Mold Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		274
Ownership		0.27%
Acquisition Cost		₩ 14
Book value		14
Fair value		₩ 14
Woojoo Environment Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		101
Ownership		0.11%
Acquisition Cost		₩ 13
Book value		13
Fair value		₩ 13
Hyungji Esquire Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61
Ownership		0.02%
Acquisition Cost		₩ 22
Book value		22
Fair value		₩ 22
Kolmar Pharma Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,426
Ownership		0.01%
Acquisition Cost		₩ 52
Book value		3
Fair value		₩ 3
Morado Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		209
Ownership		0.04%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Myung Sung Tex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		20
Ownership		0.00%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Kwang Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		610
Ownership		0.53%
Acquisition Cost		₩ 31
Book value		31
Fair value		₩ 31
Seen Business and Technology co., Ltd. (formerly, EverTechno. Co.,Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29,424
Ownership		0.73%
Acquisition Cost		₩ 148
Book value		7
Fair value		₩ 7
Autowel Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		260
Ownership		0.38%
Acquisition Cost		₩ 14
Book value		14
Fair value		₩ 14
Woobang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8
Ownership		0.00%
Acquisition Cost		₩ 8
Book value		8
Fair value		₩ 8
Shin Pyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		6
Ownership		0.03%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
JMC Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,724
Ownership		0.10%
Acquisition Cost		₩ 27
Book value		2
Fair value		₩ 2
Najin Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		37
Ownership		0.06%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Sinkwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,091
Ownership		1.68%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Crystal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22
Ownership		0.07%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
Elephant & Friends Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		563
Ownership		0.61%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Mireco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		109
Ownership		0.25%
Acquisition Cost		₩ 11
Book value		11
Fair value		₩ 11
L&K Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,615
Ownership		0.60%
Acquisition Cost		₩ 24
Book value		24
Fair value		₩ 24
JO Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,263
Ownership		0.62%
Acquisition Cost		₩ 25
Book value		25
Fair value		₩ 25
Kendae Printing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		422
Ownership		0.60%
Acquisition Cost		₩ 21
Book value		21
Fair value		₩ 21
Dauning Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		231
Ownership		0.41%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Korea Trecision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22
Ownership		0.45%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Ace Track Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,130
Ownership		1.08%
Acquisition Cost		₩ 219
Book value		59
Fair value		₩ 59
Yoo-A Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		105
Ownership		0.20%
Acquisition Cost		₩ 11
Book value		11
Fair value		₩ 11
Dung Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		531
Ownership		0.02%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Hurim Biocell Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,021
Ownership		0.00%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Smart Power Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		133,333
Ownership		4.35%
Acquisition Cost		₩ 200
Book value		200
Fair value		₩ 200
Sunjin Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4,941
Ownership		0.92%
Acquisition Cost		₩ 247
Book value		32
Fair value		₩ 32
Haseung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		55
Ownership		0.62%
Acquisition Cost		₩ 28
Book value		28
Fair value		₩ 28
Beer Yeast Korea Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,388
Ownership		0.43%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
Korea Bio Red Ginseng Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		194
Ownership		0.09%
Acquisition Cost		₩ 10
Book value		10
Fair value		₩ 10
B CON Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		96
Ownership		1.16%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
SsangMa Machine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4
Ownership		0.05%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Ace Integration Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		105
Ownership		0.09%
Acquisition Cost		₩ 24
Book value		24
Fair value		₩ 24
AceInti Agricultural Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		16
Ownership		0.02%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
KyungDong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		130
Ownership		0.01%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
ChunWon Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		193
Ownership		0.19%
Acquisition Cost		₩ 39
Book value		39
Fair value		₩ 39
WonIl Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		999
Ownership		0.15%
Acquisition Cost		₩ 50
Book value		50
Fair value		₩ 50
SungLim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29
Ownership		0.03%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Korea Minerals Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		191
Ownership		0.05%
Acquisition Cost		₩ 134
Book value		1
Fair value		₩ 1
HyoDong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		119
Ownership		0.15%
Acquisition Cost		₩ 24
Book value		24
Fair value		₩ 24
Haspe Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		652
Ownership		0.55%
Acquisition Cost		₩ 20
Book value		20
Fair value		₩ 20
JoHyun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		350
Ownership		1.56%
Acquisition Cost		₩ 18
Book value		18
Fair value		₩ 18
KC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5,107
Ownership		0.17%
Acquisition Cost		₩ 26
Book value		26
Fair value		₩ 26
SeongJi Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41
Ownership		0.05%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Dong Yang Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,951
Ownership		1.97%
Acquisition Cost		₩ 161
Book value		147
Fair value		₩ 147
Seyang Precision Ind.Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		829
Ownership		0.23%
Acquisition Cost		₩ 41
Book value		41
Fair value		₩ 41
Dooriwon Food System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		13
Ownership		0.27%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
ShinShin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		339
Ownership		1.12%
Acquisition Cost		₩ 17
Book value		17
Fair value		₩ 17
Kitorang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		165
Ownership		0.24%
Acquisition Cost		₩ 49
Book value		49
Fair value		₩ 49
Sung Kwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		23
Ownership		0.37%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Shinheung petrol. Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		699
Ownership		0.14%
Acquisition Cost		₩ 35
Book value		35
Fair value		₩ 35
Force TEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,501
Ownership		0.02%
Acquisition Cost		₩ 18
Book value		18
Fair value		₩ 18
Samsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		486
Ownership		1.28%
Acquisition Cost		₩ 97
Book value		36
Fair value		₩ 36
Tae Hyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		28
Ownership		0.43%
Acquisition Cost		₩ 20
Book value		20
Fair value		₩ 20
Samyangplant Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		323
Ownership		0.60%
Acquisition Cost		₩ 16
Book value		16
Fair value		₩ 16
Younil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41
Ownership		0.21%
Acquisition Cost		₩ 21
Book value		21
Fair value		₩ 21
Myungjin Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		20
Ownership		0.54%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Hankook Precision Ind Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		110
Ownership		0.06%
Acquisition Cost		₩ 11
Book value		11
Fair value		₩ 11
Borneo International Furniture Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[4]	4,000
Ownership	[4]	0.16%
Acquisition Cost	[4]	₩ 97
Book value	[4]	13
Fair value	[4]	₩ 13
CJ Paradise Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		24
Ownership		0.02%
Acquisition Cost		₩ 12
Book value		12
Fair value		₩ 12
Han Young Technology Company Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		35
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
STX Offshore & Shipbuilding Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		8,622
Ownership		0.25%
Acquisition Cost		₩ 1,078
Book value		1,078
Fair value		₩ 1,078
Ptotronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		843
Ownership		0.42%
Acquisition Cost		₩ 84
Book value		6
Fair value		₩ 6
NFT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		136
Ownership		0.40%
Acquisition Cost		₩ 8
Book value		8
Fair value		₩ 8
Echoroba Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		157
Ownership		0.02%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Hyundaitech Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,363
Ownership		0.87%
Acquisition Cost		₩ 27
Book value		27
Fair value		₩ 27
Dasan Material Co.Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		29
Ownership		0.04%
Acquisition Cost		₩ 22
Book value		22
Fair value		₩ 22
Fish World Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		47
Ownership		0.21%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		10
Ownership		0.00%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Samdo Industry Electric Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		48
Ownership		0.02%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Taejung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9,268
Ownership		0.30%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Shinsei Trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		64
Ownership		0.72%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Dynamic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		111
Ownership		0.19%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Green Alchemy Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		38,202
Ownership		1.48%
Acquisition Cost		₩ 191
Book value		17
Fair value		₩ 17
Youone TBM Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		615
Ownership		0.27%
Acquisition Cost		₩ 31
Book value		31
Fair value		₩ 31
KM Leatech
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,648
Ownership		0.98%
Acquisition Cost		₩ 8
Book value		8
Fair value		₩ 8
Wonil T&I Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		229
Ownership		0.17%
Acquisition Cost		₩ 23
Book value		23
Fair value		₩ 23
Semist Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		555
Ownership		0.80%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
DS POWER Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		580,000
Ownership		2.34%
Acquisition Cost		₩ 2,900
Book value		916
Fair value		₩ 916
Sewon Bus Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12
Ownership		0.00%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Enertec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		7,937
Ownership		0.19%
Acquisition Cost		₩ 44
Book value		44
Fair value		₩ 44
Sangji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		20
Ownership		0.26%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Bellie Doughnuts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		64
Ownership		0.07%
Acquisition Cost		₩ 4
Book value		4
Fair value		₩ 4
Possbell Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		36
Ownership		0.64%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
AIRTECH Information communication Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,379
Ownership		0.60%
Acquisition Cost		₩ 12
Book value		12
Fair value		₩ 12
CST co.,ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		4,998
Ownership		0.28%
Acquisition Cost		₩ 100
Book value		100
Fair value		₩ 100
TN Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,416
Ownership		2.00%
Acquisition Cost		₩ 71
Book value		71
Fair value		₩ 71
Shin kwang Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		884
Ownership		0.35%
Acquisition Cost		₩ 55
Book value		55
Fair value		₩ 55
Kiscom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,493
Ownership		0.04%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Seil Electronics Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,285
Ownership		0.41%
Acquisition Cost		₩ 286
Book value		286
Fair value		₩ 286
Wonil laser Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares		157
Ownership		0.37%
Acquisition Cost		₩ 16
Book value		16
Fair value		₩ 16
Pyung Hwa Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3,388
Ownership		3.00%
Acquisition Cost		₩ 85
Book value		85
Fair value		₩ 85
Navanakorn Electric Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[5]	4,442,800
Ownership	[5]	26.93%
Acquisition Cost	[5]	₩ 17,216
Book value	[5]	17,126
Fair value	[5]	₩ 17,126
PT. Kedap Sayaaq
Financial assets at fair value through other comprehensive income [Line Items]
Shares		671
Ownership		10.00%
Acquisition Cost		₩ 18,540
Book value		0
Fair value		₩ 0
Set Holding
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[6]	1,100,220
Ownership	[6]	2.50%
Acquisition Cost	[6]	₩ 229,255
Book value	[6]	161,983
Fair value	[6]	₩ 161,983
PT. Cirebon Energi Prasarana
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22,420
Ownership		10.00%
Acquisition Cost		₩ 2,612
Book value		2,507
Fair value		₩ 2,507
KODE NOVUS 1 LLC
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[7]	0
Ownership	[7]	10.00%
Acquisition Cost	[7]	₩ 0
Book value	[7]	0
Fair value	[7]	₩ 0
Choheung packing Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		61
Ownership		0.13%
Acquisition Cost		₩ 12
Book value		12
Fair value		₩ 12
Jaewoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		359
Ownership		0.24%
Acquisition Cost		₩ 11
Book value		11
Fair value		₩ 11
Wooyang HC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	[8]	1,375
Ownership	[8]	0.01%
Acquisition Cost	[8]	₩ 159
Book value	[8]	159
Fair value	[8]	₩ 159
Sungsan Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		629
Ownership		0.80%
Acquisition Cost		₩ 63
Book value		63
Fair value		₩ 63
KMT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,411
Ownership		0.93%
Acquisition Cost		₩ 21
Book value		21
Fair value		₩ 21
TheYeonriji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		116
Ownership		0.10%
Acquisition Cost		₩ 6
Book value		6
Fair value		₩ 6
Flusys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9
Ownership		0.08%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
DaeSung Frontier Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		2,203
Ownership		1.11%
Acquisition Cost		₩ 221
Book value		221
Fair value		₩ 221
DongSeo Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		323
Ownership		0.07%
Acquisition Cost		₩ 16
Book value		16
Fair value		₩ 16
Daewoo Display Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		177
Ownership		0.03%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Yeong-gwang Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		15
Ownership		0.12%
Acquisition Cost		₩ 2
Book value		2
Fair value		₩ 2
NTS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		143
Ownership		0.22%
Acquisition Cost		₩ 36
Book value		36
Fair value		₩ 36
AID CO.,LTD.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,212
Ownership		0.57%
Acquisition Cost		₩ 36
Book value		36
Fair value		₩ 36
Changwon Eco-friendly farming corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares		3
Ownership		0.01%
Acquisition Cost		₩ 0
Book value		0
Fair value		₩ 0
Kumo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		6,697
Ownership		0.53%
Acquisition Cost		₩ 100
Book value		100
Fair value		₩ 100
Kyung Pyo Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		186
Ownership		0.76%
Acquisition Cost		₩ 19
Book value		19
Fair value		₩ 19
Daedong Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		617
Ownership		0.55%
Acquisition Cost		₩ 46
Book value		46
Fair value		₩ 46
Doosung Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		53
Ownership		0.06%
Acquisition Cost		₩ 5
Book value		5
Fair value		₩ 5
Jangback Testiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		494
Ownership		5.05%
Acquisition Cost		₩ 49
Book value		49
Fair value		₩ 49
Samjoo Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		522
Ownership		0.08%
Acquisition Cost		₩ 3
Book value		3
Fair value		₩ 3
Samkwang Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		204
Ownership		1.27%
Acquisition Cost		₩ 51
Book value		51
Fair value		₩ 51
Taekwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,327
Ownership		0.48%
Acquisition Cost		₩ 93
Book value		93
Fair value		₩ 93
Taekwang Precision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		54
Ownership		0.47%
Acquisition Cost		₩ 54
Book value		54
Fair value		₩ 54
SG Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		213
Ownership		0.54%
Acquisition Cost		₩ 21
Book value		21
Fair value		₩ 21
Shinseung Chemical Industy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		5
Ownership		0.01%
Acquisition Cost		₩ 60
Book value		60
Fair value		₩ 60
KJ Alloy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		368
Ownership		0.20%
Acquisition Cost		₩ 7
Book value		7
Fair value		₩ 7
SM Hi-tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		22
Ownership		0.39%
Acquisition Cost		₩ 22
Book value		22
Fair value		₩ 22
Keum Mun Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,320
Ownership		0.97%
Acquisition Cost		₩ 330
Book value		330
Fair value		₩ 330
Puruen Environment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		967
Ownership		1.34%
Acquisition Cost		₩ 19
Book value		19
Fair value		₩ 19
Miretech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		9,111
Ownership		0.27%
Acquisition Cost		₩ 18
Book value		18
Fair value		₩ 18
SIE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		12
Ownership		0.02%
Acquisition Cost		₩ 1
Book value		1
Fair value		₩ 1
Soongwon Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		150
Ownership		0.40%
Acquisition Cost		₩ 53
Book value		53
Fair value		₩ 53
Sejin Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		17,980
Ownership		0.16%
Acquisition Cost		₩ 18
Book value		18
Fair value		₩ 18
Namcheong Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		7,096
Ownership		0.28%
Acquisition Cost		₩ 284
Book value		284
Fair value		₩ 284
Eun Sung Enterprise Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,131
Ownership		0.72%
Acquisition Cost		₩ 17
Book value		17
Fair value		₩ 17
Dongdo Basalt Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		182
Ownership		1.50%
Acquisition Cost		₩ 73
Book value		73
Fair value		₩ 73
Shinyoung Textiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		523
Ownership		1.01%
Acquisition Cost		₩ 52
Book value		52
Fair value		₩ 52
Bugook Cast Iron Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		135
Ownership		0.71%
Acquisition Cost		₩ 14
Book value		14
Fair value		₩ 14
Ilwoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		41
Ownership		0.28%
Acquisition Cost		₩ 17
Book value		17
Fair value		₩ 17
Dong-un Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		1,159
Ownership		6.28%
Acquisition Cost		₩ 81
Book value		81
Fair value		₩ 81
Wongwang Door Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares		575
Ownership		1.00%
Acquisition Cost		₩ 29
Book value		29
Fair value		₩ 29

[1]	The number of shares owned has changed due to the stock merge (4:1) during the year ended December 31, 2018.
[2]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[3]	The number of shares owned has changed due to the stock merge (5:1) during the year ended December 31, 2018.
[4]	The number of shares owned has changed due to capital reduction without refund (3:1), the stock merge (10,000:1) and the stock split (1:2,000) during the year ended December 31, 2018
[5]	Although the Company holds more than 20% of the equity shares of these investments, the Company cannot exercise significant influence.
[6]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2018.
[7]	As described in note 20, this is reclassified to financial assets at FVOCI due to loss of significant influence of the Company.
[8]	The number of shares owned has changed due to the stock merge (10:1) during the year ended December 31, 2018.